RELATED PARTY TRANSACTIONS (Summary of Leasing Revenues Earned From Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Profit share	$ 0	$ 3,044	$ 10,103
Direct financing lease interest income	0	382	5,186
Direct financing lease service revenue	0	1,746	6,570
Golden Ocean
Related Party Transaction [Line Items]
Operating lease income	54,600	52,300	50,500
Profit share	0	3,000	9,800
Frontline Shipping
Related Party Transaction [Line Items]
Profit share	0	0	300
Direct financing lease interest income	0	400	1,500
Direct financing lease service revenue	0	1,700	6,600
Direct financing lease repayments	0	1,800	6,300
Seadrill
Related Party Transaction [Line Items]
Operating lease income	0	17,800	28,900
Direct financing lease interest income	0	0	3,700
Direct financing lease repayments	$ 0	$ 0	$ 2,700